Trade and other receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	€ 607	€ 509
Less: allowance for expected credit losses	(5)	(7)
Trade receivables – net	602	502
Other	256	188
Total	€ 858	€ 690